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                      MERRILL LYNCH LIFE INSURANCE COMPANY


     MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT          MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
          SUPPLEMENT DATED DECEMBER 28, 2007                         SUPPLEMENT DATED DECEMBER 28, 2007
               TO THE PROSPECTUSES FOR                                    TO THE PROSPECTUSES FOR
          INVESTOR LIFE (DATED MAY 1, 2001)                        RETIREMENT POWER  (DATED MAY 1, 2006)
        INVESTOR LIFE PLUS (DATED MAY 1, 2001)                    RETIREMENT OPTIMIZER (DATED MAY 1, 2004)
        ESTATE INVESTOR I (DATED MAY 1, 2001)                        INVESTOR CHOICE (INVESTOR SERIES)
        ESTATE INVESTOR II (DATED MAY 1, 2001)                              (DATED MAY 1, 2007)
           LEGACY POWER (DATED MAY 1, 2002)                         RETIREMENT PLUS (DATED MAY 1, 2007)

 MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II      MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
          SUPPLEMENT DATED DECEMBER 28, 2007                         SUPPLEMENT DATED DECEMBER 28, 2007
               TO THE PROSPECTUSES FOR                                     TO THE PROSPECTUS FOR
           PRIME PLAN I (DATED MAY 1, 1993)                         RETIREMENT PLUS (DATED MAY 1, 2007)
          PRIME PLAN II (DATED MAY 1, 1993)
          PRIME PLAN III (DATED MAY 1, 1993)               MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C
          PRIME PLAN IV (DATED MAY 1, 1998)                          SUPPLEMENT DATED DECEMBER 28, 2007
           PRIME PLAN V (DATED MAY 1, 2007)                                TO THE PROSPECTUS FOR
        PRIME PLAN VI (DATED JANUARY 2, 1991)                       CONSULTS ANNUITY (DATED MAY 1, 2007)
         PRIME PLAN 7 (DATED APRIL 30, 1991)
      PRIME PLAN INVESTOR (DATED APRIL 30, 1991)           MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
        DIRECTED LIFE (DATED JANUARY 2, 1991)                        SUPPLEMENT DATED DECEMBER 28, 2007
        DIRECTED LIFE 2 (DATED APRIL 30, 1991)                            TO THE PROSPECTUSES FOR
                                                                        INVESTOR CHOICE (IRA SERIES)
         MERRILL LYNCH LIFE VARIABLE ANNUITY                                (DATED MAY 1, 2007)
                   SEPARATE ACCOUNT                                   IRA ANNUITY (DATED MAY 1, 2007)
          SUPPLEMENT DATED DECEMBER 28, 2007
                TO THE PROSPECTUS FOR
          PORTFOLIO PLUS (DATED MAY 1, 2002)


This supplement describes a change regarding the variable annuity contracts and variable life insurance policies listed above issued by Merrill Lynch Life Insurance Company. Please retain this supplement with your Prospectus for future reference.

On December 28, 2007, Merrill Lynch Life Insurance Company became a wholly-owned indirect subsidiary of Transamerica Corporation. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V. of the Netherlands conducts its business through subsidiary companies engaged primarily in the insurance business. Accordingly, any references in the Prospectus to Merrill Lynch Life Insurance Company as a subsidiary of Merrill Lynch & Co. Inc. or as an affiliate of BlackRock, Inc., Roszel Advisors LLC, or MLPF&S are hereby deleted.

                                 *     *     *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.





833562.1-1207